Investment Securities - Gross Unrealized Losses by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	$ 72,283	$ 31,511
Less than 12 Months, Gross Unrealized Losses	(400)	(291)
12 Months or Longer, Estimated Fair Value	88,238	92,543
12 Months or Longer, Gross Unrealized Losses	(3,645)	(4,879)
Total, Estimated Fair Value	160,521	124,054
Total, Gross Unrealized Losses	(4,045)	(5,170)
Other Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	182
Less than 12 Months, Gross Unrealized Losses	(1)
Total, Estimated Fair Value	182
Total, Gross Unrealized Losses	(1)
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	2,484
Less than 12 Months, Gross Unrealized Losses	(10)
12 Months or Longer, Estimated Fair Value	2,500
12 Months or Longer, Gross Unrealized Losses	(10)
Total, Estimated Fair Value	2,484
Total, Gross Unrealized Losses	(10)
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer, Estimated Fair Value	4,902	4,786
12 Months or Longer, Gross Unrealized Losses	(74)	(187)
Total, Estimated Fair Value	4,902	4,786
Total, Gross Unrealized Losses	(74)	(187)
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	56,753	7,801
Less than 12 Months, Gross Unrealized Losses	(254)	(35)
12 Months or Longer, Estimated Fair Value	27,028	33,453
12 Months or Longer, Gross Unrealized Losses	(902)	(1,016)
Total, Estimated Fair Value	83,781	41,254
Total, Gross Unrealized Losses	(1,156)	(1,051)
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer, Estimated Fair Value	10,175	9,410
12 Months or Longer, Gross Unrealized Losses	(1,844)	(2,604)
Total, Estimated Fair Value	10,175	9,410
Total, Gross Unrealized Losses	(1,844)	(2,604)
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	12,864	23,710
Less than 12 Months, Gross Unrealized Losses	(135)	(256)
12 Months or Longer, Estimated Fair Value	46,133	44,894
12 Months or Longer, Gross Unrealized Losses	(825)	(1,072)
Total, Estimated Fair Value	58,997	68,604
Total, Gross Unrealized Losses	$ (960)	$ (1,328)